Short Term Bank Loans (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Short Term Bank Loans (Textual)
Interest expense			$ 276,336	$ 377,314
Loan Due to China Guangfa Bank [Member]
Short Term Bank Loans (Textual)
Interest rate per annum			7.60%
Maturity due date			Dec. 20, 2017
Loan Due to China Guangfa Bank One [Member]
Short Term Bank Loans (Textual)
Interest expense	$ 50,959	$ 66,180
Interest rate per annum	6.525%		6.525%
Maturity due date	Dec. 14, 2018		Dec. 14, 2018